UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-6578

The Glenmede Portfolios
(Exact name of registrant as specified in charter)

200 Clarendon Street Boston, Massachusetts		02116
(Address of principal executive offices)		(Zip code)

Michael P. Malloy, Esq. Secretary Drinker Biddle & Reath LLP One Logan Square 18th & Cherry Streets Philadelphia, PA 19103-6996
(Name and address of agent for service)

Registrant's telephone number, including area code:	1-800-442-8299

Date of fiscal year end:	October 31, 2005

Date of reporting period:	July 31, 2005

Item 1. Schedule of Investments. – The schedules of  investments for the period ended July 31, 2005 are filed herewith.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2005 — (Unaudited)

Face Amount		Value
MUNICIPAL BONDS — 99.4%+
Pennsylvania — 96.0%
$100,000	Allegheny County, PA, General Obligation Unlimited, Refunding, Series C 55, (MBIA Insured),
	5.375%, 11/1/14	$110,420
200,000	Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh, Health Center, Series A, (MBIA Insured),
	5.30%, 4/1/08	210,604
	Allegheny County, PA, Industrial Development Authority Revenue, Carnegie Library of Pittsburgh, (AMBAC Insured):
205,000	4.25%, 6/1/09	212,710
215,000	4.25%, 12/1/09	223,654
300,000	Allegheny County, PA, Port Authority Special Revenue, (MBIA Insured), Prerefunded, 3/1/09 @ 101,
	5.30%, 3/1/10	324,612
100,000	Allegheny County, PA, Sanitation Authority Revenue, (MBIA Insured),
	5.00%, 12/1/17	108,925
375,000	Dauphin County, PA, General Authority Hospital Revenue, Escrowed to Maturity, (FGIC Insured),
	6.125%, 7/1/10	404,681
400,000	Dauphin County, PA, Refunding, (AMBAC Insured), Series B,
	5.00%, 11/15/17	434,832
285,000	Delaware River Joint Toll Bridge Commission Revenue, (MBIA Insured), Prerefunded 7/1/13 @100
	5.25%, 7/1/16	316,946
750,000	Delaware River Port Authority, PA and NJ Revenue, (FSA Insured),
	5.25%, 1/1/12	805,545
	Delaware River Port Authority, PA and NJ, Delaware River Bridges Revenue, Escrowed to Maturity:
140,000	6.00%, 1/15/10	150,647
120,000	6.50%, 1/15/11	131,990
100,000	Delaware River Port Authority, PA and NJ, Refunding, (AMBAC Insured), Series B,
	5.25%, 1/1/09	106,693
700,000	Delaware River Port Authority, PA and NJ, Refunding, (FSA Insured), Series A,
	5.25%, 1/1/09	746,851
	Downington, PA, Area School District, General Obligation Unlimited:
300,000	5.50%, 2/1/10	327,750
500,000	5.25%, 4/1/14	542,575
500,000	4.90%, 4/1/16	528,795
390,000	Geisinger Authority, PA, Health System, Refunding,
	5.00%, 8/15/08	408,010
200,000	Harrisburg, PA, Parking Authority Revenue, Refunding, (FSA Insured),
	5.50%, 5/15/11	221,556
100,000	Hopewell, PA, Area School District, General Obligation, (FSA Insured), Prerefunded 9/1/08 @ 100,
	4.90%, 9/1/09	105,390
300,000	Indiana County, PA, Municipal Services Authority, Sewer Revenue, (AMBAC Insured),
	4.00%, 10/1/09	305,112
30,000	Lancaster, PA, Area Sewer Authority, Revenue, Escrowed to Maturity,
	6.00%, 4/1/12	32,571
120,000	Lebanon County, PA, Series B, General Obligation Unlimited, Refunding, (FGIC Insured),
	4.00%, 10/15/09	123,548
350,000	Lycoming County, PA, Authority College Revenue, (MBIA Insured), Prerefunded to 7/1/07 @ 101,
	4.90%, 7/1/09	364,987
250,000	Moon Area School District, PA, General Obligation Unlimited, (FSA State Aid Witholding),
	5.00%, 11/15/17	272,675

$315,000	Northampton Bucks, PA, Bucks County Municipal Authority, Sewer Revenue, Escrowed to Maturity,
	6.20%, 11/1/13	$350,957
500,000	Northampton County, PA, General Obligation Unlimited,
	5.00%, 8/15/13	530,180
425,000	Northampton County, PA, Higher Education Authority Revenue - Lehigh University,
	5.25%, 11/15/09	459,234
325,000	Northampton Township, PA, General Obligation Unlimited, (MBIA Insured),
	4.60%, 11/15/10	335,946
230,000	Pennsylvania Housing Finance Agency, (Single Family Mortgage), Series 61B, Revenue,
	5.20%, 10/1/14	237,689
225,000	Pennsylvania Housing Finance Agency, Residential Development Section 8-A, Revenue,
	4.00%, 7/1/09	229,747
250,000	Pennsylvania State,
	4.00%, 9/1/10	258,012
75,000	Pennsylvania State Higher Educational Facilities Authority College & University Revenues, University of Pennsylvania, Series A,
	5.80%, 9/1/12	75,212
370,000	Pennsylvania State Higher Educational Facilities Authority Revenue, Temple University, (MBIA Insured), First Series,
	4.00%, 7/15/09	380,719
500,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania, (AMBAC Insured),
	5.00%, 8/15/10	537,580
435,000	Pennsylvania State Higher Educational Facilties Authority Revenue, University of Pennsylvania Health Services, Series A,
	5.375%, 1/15/15	458,199
	Pennsylvania State Turnpike Commission Oil Franchise, Tax Revenue, Escrowed to Maturity, Series A, (AMBAC Insured):
145,000	5.25%, 12/1/13	155,259
60,000	5.25%, 12/1/14	64,147
	Pennsylvania State Turnpike Commission Oil Franchise, Tax Revenue, Unrefunded Balance Series A, (AMBAC Insured):
105,000	5.25%, 12/1/13	112,474
40,000	5.25%, 12/1/14	42,847
250,000	Pennsylvania State University, College & University Revenues, Series A, (General Obligation of University),
	5.00%, 8/15/13	264,082
275,000	Pennsylvania State, General Obligation Unlimited, Refunding, (AMBAC Insured),
	5.125%, 9/15/11	287,930
150,000	Pennsylvania State, Intermediate Unit 1, Educational Facilities Revenue Refunding, (AMBAC Insured),
	4.00%, 10/15/09	155,154
125,000	Pennsylvania State, Second Series, General Obligation Unlimited,
	5.25%, 10/1/10	135,396
	Philadelphia, PA, General Obligation Unlimited, (FSA Insured):
400,000	5.00%, 9/15/11	430,668
500,000	5.25%, 9/15/13	541,035
150,000	5.25%, 9/15/16	161,946
500,000	Philadelphia, PA, Municipal Authority Revenue, Refunding - Lease - Series A, (FSA Insured),
	5.25%, 5/15/09	532,735
250,000	Philadelphia, PA, Municipal Authority Revenue, Refunding - Lease - Series B, (FSA Insured),
	5.25%, 11/15/18	269,480
250,000	Pittsburgh, PA, General Obligation Unlimited, Series B, (FGIC Insured),
	5.125%, 3/1/09	250,558
600,000	Pittsburgh, PA, Public Parking Authority Revenue, Series A, (FGIC Insured),
	5.00%, 12/1/16	652,488
	Pittsburgh, PA, Urban Redevelopment Authority Mortgage Revenue, Series D:
255,000	5.75%, 10/1/07	263,288
150,000	6.20%, 4/1/11	154,821
155,000	6.20%, 10/1/11	159,955
90,000	Pittsburgh, PA, Urban Redevelopment Authority Revenue,
	4.90%, 8/1/05	90,006

$350,000	Pleasant Hills, PA, Authority Sewer Revenue, Refunding, (FGIC Muni Government Guaranteed),
	5.00%, 9/1/12		$367,717
100,000	Radnor Township, PA, General Obligation Unlimited,
	4.00%, 12/15/10		102,542
235,000	Ringgold, PA, School District, Escrowed to Maturity,
	6.20%, 1/15/13		260,154
250,000	Seneca Valley, PA, School District, Series A, General Obligation Unlimited,
	4.85%, 7/1/11		260,478
100,000	Shaler, PA, School District, General Obligation Unlimited, Series B, (FSA Insured),
	4.50%, 9/1/10		103,464
400,000	Southeastern Pennsylvania Transportation Authority, PA, Special Revenue, (FGIC Insured),
	5.45%, 3/1/11		422,476
325,000	State Public School Building Authority, PA, School Revenue, Clearfield Career & Technology Center, (XCLA Insured),
	4.00%, 9/15/12		332,235
250,000	State Public School Building Authority, PA, School Revenue, Garnet Valley School District Project, (AMBAC Insured),
	5.25%, 2/1/12		271,788
500,000	Swarthmore Boro Authority, PA, College Revenue,
	4.50%, 9/15/10		527,300
400,000	University of Pittsburgh, PA, Refunded Series B, (MBIA Insured),
	5.50%, 6/1/09		424,924
125,000	Wallingford - Swarthmore, PA, School District, Series C, (FSA State Aid Withholding),
	5.00%, 5/15/09		129,175
200,000	Wilkes Barre, PA, Area School District, General Obligation Unlimited, (FGIC Insured),
	5.25%, 4/1/14		207,112
250,000	York, PA, General Authority Guaranteed Revenue, York City Recreation Corp., (AMBAC Insured),
	5.50%, 5/1/15		274,480
			19,783,668
Puerto Rico — 2.2%
	Puerto Rico, Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Inter American University of Puerto Rico Project, (MBIA Insured):
190,000	4.25%, 10/1/10		199,017
250,000	4.25%, 10/1/11		262,158
			461,175
New Jersey — 1.2%
215,000	Delaware River Port Authority, Pennsylvania & New Jersey, Joint Toll Bridge Commission, Revenue (MBIA Insured),
	5.25%, 7/1/16		236,767

	TOTAL MUNICIPAL BONDS
	(Cost $20,121,938)		20,481,610

TOTAL INVESTMENTS
(Cost $20,121,938) (1)		99.4%	$20,481,610
OTHER ASSETS IN EXCESS OF LIABILITIES		0.6	128,942
NET ASSETS		100.0%	$20,610,552

+	Percentages indicated are based on net assets.
(1)	Aggregate cost for federal tax purposes was $20,121,938.

Abbreviations:
AMBAC —	American Municipal Bond Assurance Corporation
FGIC —	Financial Guaranty Insurance Corporation
FSA —	Financial Security Assurance
MBIA —	Municipal Bond Investors Assurance
XCLA —	XL Capital Assurance, Inc.

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2005 — (Unaudited)

Face Amount		Value
MUNICIPAL BONDS — 98.6%+
New Jersey — 93.2%
$100,000	Asbury Park, NJ, Board of Education, General Obligation Unlimited, (MBIA Insured),
	5.55%, 2/1/07	$104,022
	Bergen County, NJ, Utilities Authority, Water Pollution Control Revenue, (FGIC Insured), Series A:
200,000	5.125%, 12/15/11	207,452
150,000	5.125%, 12/15/12	155,589
370,000	Brigantine, NJ, General Obligation Unlimited, (MBIA Insured),
	5.00%, 8/15/12	378,029
350,000	Burlington County, NJ, Bridge Commission Revenue, (County Guaranteed),
	5.25%, 10/1/13	386,512
150,000	Cherry Hill Township NJ, General Obligation Unlimited, (FGIC Insured), Prerefunded 7/15/09 @ 100,
	5.125%, 7/15/10	161,088
100,000	Delaware River & Bay Authority, Public Improvements Revenue, Series A,
	5.10%, 1/1/08	104,606
150,000	Delaware River Port Authority, Pennsylvania & New Jersey Revenue, Refunding, (AMBAC Insured), Series B,
	5.25%, 1/1/09	160,039
435,000	Delaware River Port Authority, Pennsylvania & New Jersey, Joint Toll Bridge Commission, Revenue (MBIA Insured),
	5.25%, 7/1/16	479,039
115,000	Delaware River Port Authority, Pennsylvania & New Jersey, Joint Toll Bridge Commission, Revenue, Series A, (MBIA Insured),
	5.00%, 7/1/13	125,677
	Delaware River Port Authority, Pennsylvania, New Jersey & Delaware River Bridges Revenue, Escrowed to Maturity:
190,000	5.625%, 1/15/09	198,856
200,000	6.00%, 1/15/10	215,210
115,000	6.50%, 1/15/11	126,491
100,000	Gloucester County, NJ, Improvement Authority, Revenue, County Library Lease Project,
	5.20%, 12/15/05	100,707
250,000	Hazlet Township, NJ, School District, General Obligation Unlimited, (FSA School Board Residual Fund Insured),
	5.00%, 2/1/14	267,520
200,000	Hopewell Valley, NJ, Regional School District, General Obligation Unlimited, (FGIC School Board Residual Fund Insured),
	5.00%, 8/15/12	213,826
250,000	Lenape, NJ, Regional School District, General Obligation Unlimited, (FGIC School Board Residual Fund Insured),
	5.00%, 4/1/16	271,825
235,000	Mantua Township, NJ, School District, General Obligation Unlimited, (MBIA Insured),
	5.00%, 3/1/13	253,852
200,000	Maplewood Township, NJ, General Improvements, General Obligation Unlimited, (FSA Insured),
	5.00%, 2/1/09	213,058
150,000	Mercer County, NJ, Improvement Authority, Revenue Refunding, Government Leasing, (County Guaranteed), Series A,
	5.40%, 12/1/05	150,345
100,000	Mercer County, NJ, Improvement Authority, Revenue Refunding, Solid Waste, (County Guaranteed), Series 97,
	5.20%, 9/15/08	106,166
145,000	Middlesex County, NJ, Improvement Authority, Revenue, (County Guaranteed),
	5.45%, 9/15/11	150,507
	Monmouth County, NJ, Improvement Authority, Revenue, (AMBAC Insured):
250,000	5.00%, 12/1/12	267,930
375,000	5.20%, 12/1/14	405,896

$100,000	Monmouth County, NJ, Improvement Authority, Revenue, Series A, (AMBAC Muni Government Guaranteed),
	5.25%, 12/1/16	$110,559
100,000	Morris County, NJ, General Improvement, General Obligation Unlimited,
	4.625%, 8/15/08	103,248
80,000	Mount Holly, NJ, Municipal Utilities Authority, Sewer Revenue, Prerefunded, 12/1/08 @ 100, (MBIA Insured),
	5.00%, 12/1/13	84,895
20,000	Mount Holly, NJ, Municipal Utilities Authority, Sewer Revenue, Unrefunded, (MBIA Insured),
	5.00%, 12/1/13	21,081
500,000	New Jersey Building Authority State Building Revenue,
	5.00%, 6/15/13	524,255
300,000	New Jersey Economic Development Authority, School Facilities Construction, Series L, (FSA Insured),
	5.25%, 3/1/12	329,535
500,000	New Jersey Sports & Exposition Authority Convention Center, Tobacco and Liquor Taxes, (MBIA Insured), Refunding,
	5.125%, 9/1/14	533,105
250,000	New Jersey Sports & Exposition Authority State Contract, General Improvements, Series A,
	5.00%, 3/1/10	266,745
125,000	New Jersey State Economic Development Authority, Burlington Coat Factory Project, Revenue Refunding,
	5.60%, 9/1/05	125,282
100,000	New Jersey State Economic Development Authority, Parking Facility Improvements, Elizabeth Development Project, (FGIC Insured),
	5.20%, 10/15/08	106,336
200,000	New Jersey State Economic Development Authority, School Facilities Construction Revenue, (MBIA Insured), Series C,
	5.00%, 6/15/16	217,704
300,000	New Jersey State Educational Facilities Authority, Revenue, High Education Capital Improvement, Series B,
	5.00%, 9/1/14	320,844
	New Jersey State Educational Facilities Authority, Revenue, Higher Education Facilities Trust Fund, (AMBAC Insured), Series A:
850,000	5.125%, 9/1/07	868,700
100,000	5.125%, 9/1/08	102,200
150,000	5.125%, 9/1/09	153,300
500,000	New Jersey State Educational Facilities Authority, Revenue, Higher Education Facilities Trust Fund, (FSA Insured), Series A:,
	5.00%, 9/1/16	546,370
100,000	New Jersey State Educational Facilities Authority, Revenue, Institutional Advanced Studies, Series F,
	5.00%, 7/1/09	105,181
200,000	New Jersey State Health Care Facilities Financing Authority, Revenue, Kennedy Health System Project, (MBIA Insured), Series A,
	5.00%, 7/1/09	208,422
	New Jersey State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue, (FSA Insured), Series B:
450,000	5.55%, 11/1/09	470,704
250,000	5.75%, 11/1/11	267,820
150,000	New Jersey State Housing & Mortgage Finance Agency, Revenue, Home Buyer, (MBIA Insured), Series P,
	5.05%, 4/1/07	153,913
130,000	New Jersey State Transportation Trust Fund Authority, Transit Revenue, Series A, Prerefunded, 6/15/09 @ 100,
	5.00%, 6/15/13	138,867
70,000	New Jersey State Turnpike Authority, Turnpike Revenue, (MBIA Insured), Series A,
	5.75%, 1/1/18	76,369
180,000	New Jersey State Turnpike Authority, Turnpike Revenue, (MBIA Insured), Series A, Prerefunded to 1/01/10 @ 100,
	5.75%, 1/1/18	199,094
250,000	New Jersey State, Certificates of Participation, (AMBAC Insured), Escrowed to Maturity,
	5.00%, 6/15/11	271,472
10,000	New Jersey State, Wastewater Treatment Trust Revenue, Unrefunded Balance,
	5.25%, 9/1/13	10,221

	Ocean County, NJ, General Obligation Unlimited, Refunding, Series B:
$250,000	4.875%, 12/15/09		$262,248
200,000	4.50%, 8/1/10		211,322
800,000	Ocean County, NJ, Utilities Authority, Wastewater Revenue, Refunding,
	5.00%, 1/1/12		837,544
325,000	Ocean County, NJ, Utilities Authority, Wastewater Revenue, Refunding, (General Obligation of Authority),
	5.125%, 1/1/11		340,860
200,000	Passaic County, NJ, General Obligation Unlimited, (FSA Insured),
	5.25%, 6/1/15		218,444
	Red Bank, NJ, Board of Education, General Obligation Unlimited, (School Board Residual Fund Insured):
250,000	5.15%, 5/1/12		265,863
100,000	5.15%, 5/1/13		106,345
500,000	Ridgewood, NJ, Board of Education, General Obligation Unlimited,
	5.20%, 10/1/08		531,935
400,000	South Jersey Transportation Authority, NJ, Transportation System, Revenue, (FSA Insured),
	4.00%, 11/1/09		411,932
150,000	Warren Township, NJ, School District, General Obligation Unlimited, (School Board Residual Fund Insured),
	5.35%, 3/15/10		164,021
500,000	West Deptford Township, NJ, General Obligation Unlimited, (AMBAC Insured),
	5.20%, 3/1/11		516,665
			15,387,643
Pennsylvania — 3.8%
565,000	Delaware River Joint Toll Bridge Commission Revenue, (MBIA Insured),
	5.25%, 7/1/13		628,331
Puerto Rico — 1.6%
250,000	Puerto Rico Commonwealth Appropration, Revenue, Series A, (MBIA Insured), (LOC: Government Development Bank for Puerto Rico), Mandatory Put, 2/1/12 @ 100,
	4.10%, 8/1/29		256,828

	TOTAL MUNICIPAL BONDS
	(Cost $15,863,402)		16,272,802

TOTAL INVESTMENTS
(Cost $15,863,402) (1)		98.6%	$16,272,802
OTHER ASSETS IN EXCESS OF LIABILITIES		1.4	234,365
NET ASSETS		100.0%	$16,507,167

(1)	Aggregate cost for federal tax purposes was $15,863,677

Abbreviations:
AMBAC —	American Municipal Bond Assurance Corporation
FGIC —	Financial Guaranty Insurance Corporation
FSA —	Financial Security Assurance
LOC —	Letter of Credit
MBIA —	Municipal Bond Investors Assurance

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies

The Glenmede Portfolios (the “Fund”) is an investment company that was organized as a Massachusetts business trust on March 3, 1992 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the “1940 Act), as amended, as an open-end management investment company. As of July 31, 2005, the Fund offered shares of two Sub-Trusts, the Muni Intermediate Portfolio and the New Jersey Muni Portfolio (collectively, the “Portfolios”).

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements.

Valuation of Securities:  Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers. Municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations; securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.  Debt obligations with remaining maturities of 60 days or less are valued on the basis of amortized cost.

Securities Transactions and Investment Income:  Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost.

Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts when appropriate.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

2. Unrealized Appreciation/(Depreciation)

As of July 31, 2005, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net
Muni Intermediate Portfolio	$454,197	$94,525	$359,672
New Jersey Muni Portfolio	445,581	36,456	409,125

3. Concentration of Credit

The Muni Intermediate Portfolio and New Jersey Muni Portfolio primarily invest in debt obligations issued by the Commonwealth of Pennsylvania and the State of New Jersey, respectively, and their political subdivisions, agencies and public authorities to obtain funds for various purposes. Each Portfolio is more susceptible to factors adversely affecting issuers of the respective region that the Portfolio invests in than is a municipal bond fund that is not concentrated in these issuers to the same extent.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), were effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GLENMEDE PORTFOLIOS

By	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date	9/23/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated

By	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date	9/23/05